NUVEEN PREFERRED SECURITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

Currently, the Nuveen Mutual Funds (the “Funds”) utilize two transfer agents and, as a result, certain shareholder privileges are limited as described below. Starting in mid-2012, all of the Funds will begin using the same transfer agent – Boston Financial Data Services, Inc. – at which point such shareholder privileges will no longer be limited. The details are as follows.

•

Rights of Accumulation and Letter of Intent: The right of accumulation is the ability of a shareholder, when calculating breakpoints, to reduce the Class A sales charge by aggregating holdings across the Funds to the value of the shareholder’s purchase. A shareholder can use a letter of intent to reduce the Class A sales charge to the rate applicable to the total amount of purchases the shareholder intends to make over a 13-month period. Each of these privileges is currently limited to aggregating values or purchases of Funds that have the same transfer agent. When all the Funds begin using the same transfer agent, shareholders will be able to aggregate the values or purchases across all of the Funds.

•

Exchange Privilege: Shareholders may exchange Fund shares into an identically registered account for the same class of another Fund, provided that the Funds have the same transfer agent. Exchanges between Funds with different transfer agents currently are not allowed. When the Funds begin using the same transfer agent, each Fund will have the same exchange options across all of the Funds.

•

Reinstatement Privilege: If a shareholder redeems shares of a Fund, the shareholder may reinvest all or part of the redemption proceeds up to one year later without incurring any additional charges. The reinstatement privilege is currently limited to reinvestment in a Fund that has the same transfer agent as the Fund from which a shareholder redeemed. When all of the Funds begin using the same transfer agent, shareholders will be able to utilize the reinstatement privilege for reinvestment in any Fund.

Please see a Fund’s prospectus for more information about these shareholder privileges. Further information about the transfer agent consolidation is available under the “Transfer Agent” tab of each Fund’s webpage, which can be accessed through www.nuveen.com.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-PREFP-0312P

NUVEEN PREFERRED SECURITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

1.	Previously, Nuveen Preferred Securities Fund used the BofA Merrill Lynch Preferred Stock Hybrid Securities Index as its primary benchmark. Going forward, the fund’s performance will be compared to the BofA Merrill Lynch Fixed Rate Preferred Index and a Market Benchmark comprised of a 65% weighting in the BofA Merrill Lynch U.S. Preferred Stock Fixed Rate Index and a 35% weighting in the Barclays Capital USD Capital Securities Index because they more closely reflect the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Preferred Securities Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

	Average Annual Total Returns for the Periods Ended December 31, 2011
	1 Year	5 Year	Since Inception (December 19, 2006)
Class A (return before taxes)	(5.42)%	1.75%	1.74%
Class A (return after taxes on distributions)	(7.57)%	(0.52)%	(0.51)%
Class A (return after taxes on distributions and sale of fund shares)	(2.60)%	0.35%	0.36%
Class C (return before taxes)	(1.38)%	2.00%	1.99%
Class R3 (return before taxes)	(0.95)%	2.50%	2.49%
Class I (return before taxes)	(0.42)%	3.02%	3.01%
BofA Merrill Lynch Fixed Rate Preferred Index (reflects no deduction for fees, expenses or taxes)	4.11%	(1.19)%	(1.14)%
BofA Merrill Lynch Preferred Stock Hybrid Securities Index (reflects no deduction for fees, expenses or taxes)	1.86%	1.02%	1.08%
Market Benchmark Index (reflects no deduction for taxes or certain expenses)	3.03%	0.67%	0.67%
Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)	1.12%	3.98%	3.98%

2.	The first sentence of the second paragraph of the section “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities” is deleted in its entirety.

3.	The second and third sentences of the second paragraph of the section “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities” are deleted in their entirety and replaced with the following two sentences:

Preferred securities are typically issued by corporations, generally in the form of interest or dividend-bearing notes, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments.

4.	The first sentence of the third paragraph of the section “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities” is deleted in its entirety and replaced with the following sentence:

While some preferred securities are issued with a final maturity date, others are perpetual in nature.

5.	The first sentence of the fourth paragraph of the section “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities” is deleted in its entirety and replaced with the following sentence:

Preferred securities may be issued by trusts or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies.

Nuveen Investments	1

6.	The fourth sentence of the fourth paragraph of the section “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities” is deleted in its entirety and replaced with the following sentence:

Typically a preferred share has a rating that is below that of its corresponding operating company’s senior debt securities due to its subordinated nature.

7.	The fifth paragraph of the section “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities” is deleted in its entirety and replaced with the following sentence:

The trust or special purpose entity is generally required to be treated as transparent for federal income tax purposes such that the holders of the preferred securities are treated as owning beneficial interests in the underlying debt of the operating company.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

2	Nuveen Investments

MGN-PREFP2-0312P

NUVEEN NWQ PREFERRED SECURITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

1.	The name of the fund is changed to “Nuveen NWQ Flexible Income Fund”.

2.	The section “Fund Summary—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the fund invests at least 80% of its net assets in income producing securities.

The fund invests at least 65% of its net assets in preferred and debt securities. Debt securities in which the fund invests include corporate debt securities, mortgage-backed securities, taxable municipal securities and U.S. Government and agency debt securities. Preferred securities generally pay fixed or adjustable rate distribution s to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The fund intends to invest at least 25% of its assets in securities of companies principally engaged in financial services. The fund may invest up to 50% of its net assets in below-investment-grade securities, commonly referred to as “high yield” or “junk bonds.”

The fund may invest up to 35% of its net assets in equity securities other than preferred securities, including common stocks, convertible securities, depositary receipts and other types of securities with equity characteristics. The fund may write covered call options on equity securities to generate additional income. In addition, to manage market risk and credit risk in its portfolio, the fund may make short sales of equity securities and may enter into credit default swap agreements. The fund’s short sales may equal up to 10% of the value of the fund’s net assets.

The fund may invest up to 50% of its net assets in dollar-denominated securities issued by non-U.S. companies.

The fund’s sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics. The sub-adviser’s investment process focuses on both equity and fixed-income characteristics of a security, while considering the relative attractiveness of a particular security within a company’s capital structure. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts, if it identifies better alternatives within a company’s capital structure, or if a company suspends or is projected to suspend its dividend or interest payments.

3.	The following two risks are added to the section “Fund Summary—Principal Investment Strategies”:

Credit Default Swap Risk—If the fund “buys” protection in a credit default contract and no credit event occurs, the fund may recover nothing if the swap is held through its termination date, and the investment performance of the fund will be worse than if the fund had not entered into the swap. Credit default swaps also involve the risk that a loss may be sustained as a result of the failure of the other party to the contract to make required payments.

Short Sales Risk – Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered “leverage” and may magnify gains or losses for the fund.

4.	The first sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Preferred Securities” is deleted in its entirety and replaced with the following sentence:

Under normal market conditions, the fund invests at least 65% of its net assets in preferred and debt securities.

5.	The sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Non-U.S. Investments” is deleted in its entirety and replaced with the following sentence:

The fund may invest up to 50% of its net assets in dollar-denominated securities issued by non-U.S. companies.

6.	Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

7.	The following two risks are added to the section “How We Manage Your Money—What the Risks Are—Principal Risks”:

Credit default swap risk: If the fund “buys” protection in a credit default contract and no credit event occurs, the fund may recover nothing if the swap is held through its termination date, and the investment performance of the fund will be worse than if the fund had not entered into the swap. Credit default swaps also involve the risk that a loss may be sustained as a result of the failure of the other party to the contract to make required payments.

Short sales risk: Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered “leverage” and may magnify gains or losses for the fund.

8.	Currently, the Nuveen Mutual Funds (the “Funds”) utilize two transfer agents and, as a result, certain shareholder privileges are limited as described below. Starting in mid-2012, all of the Funds will begin using the same transfer agent – Boston Financial Data Services, Inc. – at which point such shareholder privileges will no longer be limited. The details are as follows.

—

Rights of Accumulation and Letter of Intent: The right of accumulation is the ability of a shareholder, when calculating breakpoints, to reduce the Class A sales charge by aggregating holdings across the Funds to the value of the shareholder’s purchase. A shareholder can use a letter of intent to reduce the Class A sales charge to the rate applicable to the total amount of purchases the shareholder intends to make over a 13-month period. Each of these privileges is currently limited to aggregating values or purchases of Funds that have the same transfer agent. When all the Funds begin using the same transfer agent, shareholders will be able to aggregate the values or purchases across all of the Funds.

—

Exchange Privilege: Shareholders may exchange Fund shares into an identically registered account for the same class of another Fund, provided that the Funds have the same transfer agent. Exchanges between Funds with different transfer agents currently are not allowed. When the Funds begin using the same transfer agent, each Fund will have the same exchange options across all of the Funds.

—

Reinstatement Privilege: If a shareholder redeems shares of a Fund, the shareholder may reinvest all or part of the redemption proceeds up to one year later without incurring any additional charges. The reinstatement privilege is currently limited to reinvestment in a Fund that has the same transfer agent as the Fund from which a shareholder redeemed. When all of the Funds begin using the same transfer agent, shareholders will be able to utilize the reinstatement privilege for reinvestment in any Fund.

Please see a Fund’s prospectus for more information about these shareholder privileges. Further information about the transfer agent consolidation is available under the “Transfer Agent” tab of each Fund’s webpage, which can be accessed through www.nuveen.com.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NPREFP-0312P

NUVEEN PREFERRED SECURITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

1.	The first paragraph of the section “Investment Policies and Techniques—Preferred Securities” is deleted in its entirety.

2.	The first three sentences of the second paragraph of the section “Investment Policies and Techniques—Preferred Securities” are deleted in their entirety and replaced with the following three sentences:

Preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Preferred securities market is divided into the “$25 par” and the “institutional” segments.

3.	The third paragraph of the section “Investment Policies and Techniques—Preferred Securities” is deleted in its entirety and replaced with the following paragraph:

Preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum allowable deferral period for an issuer is five years or more. Preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

4.	The language before the bullet points in the fourth paragraph of the section “Investment Policies and Techniques—Preferred Securities” is deleted in its entirety and replaced with the following language:

Preferred securities include but are not limited to:

5.	The first sentence of the fifth paragraph of the section “Investment Policies and Techniques—Preferred Securities” is deleted in its entirety and replaced with the following sentence:

Preferred securities may be issued with either a final maturity date, or as a perpetual structure.

6.	The sixth paragraph of the section “Investment Policies and Techniques—Preferred Securities” is deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-PRFSAI-0312P

NUVEEN NWQ PREFERRED SECURITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

1.	The name of the fund is changed to “Nuveen NWQ Flexible Income Fund”.

2.	Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NPFSAI-0312P